Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 410,683	$ 141,677
Marketable securities	1,558,987	796,362
Trade and other receivables, net	41,347	21,939
Merchant cash advances and loans receivable, net	91,873	47,101
Other current assets	26,192	18,598
Total current assets	2,129,082	1,025,677
Long-term assets
Property and equipment, net	61,612	50,360
Intangible assets, net	26,072	17,210
Goodwill	38,019	20,317
Total long term assets	125,703	87,887
Total assets	2,254,785	1,113,564
Current liabilities
Accounts payable and accrued liabilities	96,956	62,576
Current portion of deferred revenue	39,180	30,694
Current portion of lease incentives	2,552	1,484
Total current liabilities	138,688	94,754
Long-term liabilities
Deferred revenue	1,881	1,352
Lease incentives	22,316	14,970
Deferred tax liability	1,132	1,388
Total long term liabilities	25,329	17,710
Commitments and contingencies
Shareholders’ equity
Common stock, unlimited Class A subordinate voting shares authorized, 98,081,889 and 87,067,604 issued and outstanding; unlimited Class B multiple voting shares authorized, 12,310,800 and 12,810,084 issued and outstanding	2,215,936	1,077,477
Additional paid-in capital	74,805	43,392
Accumulated other comprehensive income (loss)	(12,216)	3,435
Accumulated deficit	(187,757)	(123,204)
Total shareholders’ equity	2,090,768	1,001,100
Total liabilities and shareholders’ equity	$ 2,254,785	$ 1,113,564